                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2010


Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.)      [ ]is a restatement
                                        [ ]adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:              Selz Capital LLC
Address.           1370 Avenue of the Americas (24/th/ Floor)
                   New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Bernard Selz
Title:             Manager Member
Phone:             (212) 554-5077

Signature, Place, and Date of Signing.


/s/ Bernard Selz          New York, NY           1/25/11
---------------------------------------------------------
  [Signature]             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name
28-_________                    None
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-
Form 13F Information Table Entry Total:          62
Form 13F Information Table Value Total:     438,509
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.   Form 13F File Number           Name
_____  28-________                      None

[Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

                                                             Column 4    Column 5     Column 6            Column 8
                                                             -------- --------------- --------   ---------------------------
Column 1                      Column 2             Column 3     Value                 Investment      Voting Authority
----------------------------- -------------------- --------- --------   Shares/ Prn   ---------- ---------------------------
Name of Issuer                Title of Class       Cusip     (x$1000) Amount/Put-Call Discretion   Sole    Shared    None
----------------------------- -------------------- --------- -------- --------------- ---------- --------- ------ ----------
ASSURED GUARANTY LTD          COM                  G0585R106  19,849   1,121,400   SH    SOLE      340,000   --      781,400
EVEREST RE GROUP LTD          COM                  G3223R108   5,089      60,000   SH    SOLE       17,000   --       43,000
SEACUBE CONTAINER LEASING LT  SHS                  G79978105   2,039     145,000   SH    SOLE       34,000   --      111,000
MILLICOM INTL CELLULAR SA     SHS NEW              L6388F110   3,461      36,200   SH    SOLE           --   --       36,200
COSTAMARE INC                 SHS                  Y1771G102   5,784     400,000   SH    SOLE      135,000   --      265,000
ABITIBIBOWATER INC            COM NEW              003687209   2,367     100,000   SH    SOLE       36,000   --       64,000
ALLIANCE HOLDINGS GP LP       COM UNITS LP         01861G100   1,536      32,000   SH    SOLE           --   --       32,000
ALLIANCE RES PARTNER LP       UT LTD PART          01877R108  19,596     298,000   SH    SOLE       98,000   --      200,000
ANNALY CAP MGMT INC           NOTE 4.00% 2/15/15   035710AA0   2,323   2,000,000  PRN    SOLE    1,000,000   --    1,000,000
ANNALY CAP MGMT INC           COM                  035710409  16,675     930,500   SH    SOLE      377,700   --      552,800
APOLLO INVT CORP              COM                  03761U106   6,199     560,000   SH    SOLE      178,000   --      382,000
APPLE INC                     COM                  037833100  12,902      40,000   SH    SOLE       20,000   --       20,000
ATLAS ENERGY INC              COM                  049298102  14,128     321,300   SH    SOLE      105,000   --      216,300
AVIS BUDGET GROUP             COM                  053774105   1,556     100,000   SH    SOLE       34,000   --       66,000
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER       096627104   6,226     200,000   SH    SOLE       58,000           142,000
CAPITALSOURCE INC             SDCV 4.00% 7/15/34   14055XAE2   8,149   8,200,000  PRN    SOLE    2,161,000   --    6,039,000
CENTRAL EUROPEAN DIST CORP    NOTE 3.00% 3/15/13   153435AA0  10,574  11,400,000  PRN    SOLE    3,080,000   --    8,320,000
CHEMTURA CORP                 COM NEW              163893209   8,310     520,000   SH    SOLE      153,000   --      367,000
COEUR D ALENE MINES CORP IDA  COM NEW              192108504   5,464     200,000   SH    SOLE       73,000   --      127,000
COPANO ENERGY L L C           COM UNITS            217202100  10,125     300,000   SH    SOLE       92,000   --      208,000
CROSSTEX ENERGY L P           COM                  22765U102   2,304     160,000   SH    SOLE       56,000   --      104,000
CYPRESS SHARPRIDGE INVTS INC  COM                  23281A307   1,291     100,000   SH    SOLE       34,000   --       66,000
ENERGY TRANSFER PRTNRS LP     UNIT LTD PARTN       29273R109   4,871      94,000   SH    SOLE       28,000   --       66,000
EQUINIX INC                   COM NEW              29444U502   3,657      45,000   SH    SOLE       16,000            29,000
FERRO CORP                    NOTE 6.50% 8/15/13   315405AL4  10,782  10,100,000  PRN    SOLE    3,010,000   --    7,090,000
FLAMEL TECHNOLOGIES SA        SPONSORED ADR        338488109   4,514     659,900   SH    SOLE      189,900   --      470,000
FLOW INTL CORP                COM                  343468104   3,272     800,000   SH    SOLE      360,000   --      440,000
FORD MTR CO CAP TR II         PFD TR CV6.5%        345395206     363       7,000   SH    SOLE           --   --        7,000
GENESIS ENERGY L P            UNIT LTD PARTN       371927104   6,600     250,000   SH    SOLE       46,000   --      204,000
GOLDCORP INC NEW              COM                  380956409   1,384      30,000   SH    SOLE           --   --       30,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/30/12  451055AB3  12,060  12,000,000  PRN    SOLE    3,240,000   --    8,760,000
ICONIX BRAND GROUP INC        COM                  451055107  11,007     570,000   SH    SOLE      235,000   --      335,000
INERGY L P                    UNIT LTD PTNR        456615103  12,926     329,400   SH    SOLE       88,000   --      241,400
INTERNATIONAL COAL GRP INC N  COM                  45928H106     542      70,000   SH    SOLE       26,000   --       44,000
ISHARES SILVER TRUST          ISHARES              46428Q109  25,140     833,000   SH    SOLE      252,000   --      581,000
KKR FINANCIAL HLDGS LLC       NOTE 7.00% 7/15/12   48248AAB4   2,080   2,000,000  PRN    SOLE      540,000   --    1,460,000
KKR FINANCIAL HLDGS LLC       COM                  48248A306   9,719   1,045,000   SH    SOLE      370,000   --      675,000
KIMBER RES INC                COM                  49435N101     419     300,000   SH    SOLE      100,000   --      200,000
KINDER MORGAN MANAGEMENT LLC  SHS                  49455U100   7,265     108,626   SH    SOLE       35,128   --       73,498
LEVEL 3 COMMUNICATIONS INC    NOTE 5.25% 12/15/11  52729NBF6   6,484   6,500,000  PRN    SOLE    2,380,000   --    4,120,000
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT       55608B105  13,866     655,000   SH    SOLE      377,000   --      278,000
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP       559080106  13,899     245,999   SH    SOLE       72,737   --      173,262
MAKO SURGICAL CORP            COM                  560879108   3,023     198,600   SH    SOLE      100,000   --       98,600
MARKET VECTORS ETF TR         JR GOLD MINERS E     57060U589   5,186     130,000   SH    SOLE       44,000   --       86,000
NII HLDGS INC                 NOTE 3.125% 6/15/12  62913FAJ1  20,606  21,000,000  PRN    SOLE    6,010,000   --   14,990,000
NEW GOLD INC CDA              COM                  644535106     681      70,000   SH    SOLE       23,000   --       47,000
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC       67059L102  10,572     291,000   SH    SOLE       79,000   --      212,000
PARAMOUNT GOLD & SILVER CORP  COM                  69924P102     798     200,000   SH    SOLE       66,000   --      134,000
PRICE T ROWE GROUP INC        COM                  74144T108   2,259      35,000   SH    SOLE       13,000   --       22,000
RESOURCE CAP CORP             COM                  76120W302   9,077   1,230,000   SH    SOLE      362,000   --      868,000
RHINO RESOURCE PARTNERS LP    COM UNIT REPST       76218Y103   2,334     100,000   SH    SOLE       34,000   --       66,000
SPDR GOLD TRUST               GOLD SHS             78463V107  13,134     316,900 CALL    SOLE      119,000   --      197,900
SCHWEITZER-MAUDUIT INTL INC   COM                  808541106   8,180     130,000   SH    SOLE       47,000   --       83,000
SIRIUS SATELLITE RADIO INC    NOTE 3.25%10/15/11   82966UAD5   6,974   7,000,000  PRN    SOLE    2,000,000   --    5,000,000
TWO HBRS INVT CORP            COM                  90187B101   5,336     545,000   SH    SOLE      160,000   --      385,000
UNITED CONTL HLDGS INC        COM                  910047109   1,667      70,000   SH    SOLE       24,000   --       46,000
VANDA PHARMACEUTICALS INC     COM                  921659108     946     100,000   SH    SOLE       32,000   --       68,000
VERIFONE SYS INC              NOTE 1.375% 6/15/12  92342YAB5   3,776   3,500,000  PRN    SOLE    1,010,000   --    2,490,000
VICOR CORP                    COM                  925815102   3,936     240,000   SH    SOLE      117,000   --      123,000
WILLIAMS PARTNERS L P         COM UNIT L P         96950F104   9,330     200,000   SH    SOLE       72,000   --      128,000
WORLD ACCEP CORPORATION       NOTE 3.00% 10/01/11  981417AB4   5,081   5,000,000  PRN    SOLE    1,420,000   --    3,580,000
YAMANA GOLD INC               COM                  98462Y100   8,816     686,500   SH    SOLE      168,000   --      518,500
                                                             438,509